UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Guild Investment Management, Inc.
Address: 12400 Wilshire Blvd., Suite 1080
         Los Angeles, CA  90025

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Danaher
Title:     President / Chief Compliance Officer
Phone:     (310) 826-8600

Signature, Place, and Date of Signing:

 /s/  Anthony Danaher     Los Angeles, CA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $117,066 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMPIO PHARMACEUTICALS INC      COM              03209t109       76    21100 SH       SOLE                    21100        0        0
APPLE INC                      COM              037833100     2209     4150 SH       SOLE                     4150        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108      204     2600 SH       SOLE                     2600        0        0
CENTURYLINK INC                COM              156700106      516    13200 SH       SOLE                    13200        0        0
CHESAPEAKE GRANITE WASH TR     COM SH BEN INT   165185109     1272    76877 SH       SOLE                    76877        0        0
COMCAST CORP NEW               CL A             20030n101     1241    33220 SH       SOLE                    33220        0        0
ETFS GOLD TR                   SHS              26922y105    11216    67907 SH       SOLE                    67907        0        0
EXXON MOBIL CORP               COM              30231g102      273     3150 SH       SOLE                     3150        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      247     4650 SH       SOLE                     4650        0        0
ISHARES GOLD TRUST             ISHARES          464285105     3174   195000 SH       SOLE                   195000        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      139    10144 SH       SOLE                    10144        0        0
ISHARES INC                    MSCI SWITZERLD   464286749     3730   139170 SH       SOLE                   139170        0        0
ISHARES INC                    MSCI GERMAN      464286806     4168   168750 SH       SOLE                   168750        0        0
ISHARES INC                    MSCI MEX INVEST  464286822     8284   117460 SH       SOLE                   117460        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    25541   631427 SH       SOLE                   631427        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      821    14438 SH       SOLE                    14438        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448     2346    69668 SH       SOLE                    69668        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106      400    13578 SH       SOLE                    13578        0        0
KB HOME                        COM              48666k109      790    50000 SH       SOLE                    50000        0        0
MEMORIAL PRODTN PARTNERS LP    COM U REP LTD    586048100      354    19840 SH       SOLE                    19840        0        0
MID CON ENERGY PARTNERS LP     COM UNIT REPST   59560v109      392    20984 SH       SOLE                    20984        0        0
PACIFIC COAST OIL TR           UNIT BEN INT     694103102     2155   124270 SH       SOLE                   124270        0        0
PENNANTPARK INVT CORP          COM              708062104      979    89065 SH       SOLE                    89065        0        0
PEPSICO INC                    COM              713448108      212     3100 SH       SOLE                     3100        0        0
PHILIP MORRIS INTL INC         COM              718172109      205     2450 SH       SOLE                     2450        0        0
PROSPECT CAPITAL CORPORATION   COM              74348t102     3252   299134 SH       SOLE                   299134        0        0
QR ENERGY LP                   UNIT LTD PRTNS   74734r108     1418    85501 SH       SOLE                    85501        0        0
RENTECH NITROGEN PARTNERS L    COM UNIT         760113100      243     6450 SH       SOLE                     6450        0        0
RYLAND GROUP INC               COM              783764103     1583    43360 SH       SOLE                    43360        0        0
SANDRIDGE PERMIAN TR           COM UNIT BEN INT 80007a102     2979   175055 SH       SOLE                   175055        0        0
SILVER WHEATON CORP            COM              828336107      362    10030 SH       SOLE                    10030        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107      590     3640 SH       SOLE                     3640        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103      999     7012 SH       SOLE                     7012        0        0
SPROTT PHYSICAL GOLD TRUST     UNIT             85207h104     1606   113010 SH       SOLE                   113010        0        0
VISA INC                       COM CL A         92826c839      271     1788 SH       SOLE                     1788        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717x867      992    18550 SH       SOLE                    18550        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717w315     8258   144391 SH       SOLE                   144391        0        0
WISDOMTREE TRUST               INDIA ERNGS FD   97717w422     1774    91565 SH       SOLE                    91565        0        0
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851    21795   590980 SH       SOLE                   590980        0        0